Schedule of Income Tax Benefit (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current		$ 349,053
Deferred	(35,944)	(100,083)
Current		96,739
Deferred	(5,991)	(20,493)
Change in valuation allowance	41,935	120,577
Income tax provision		$ 445,793